Other revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues [Abstract]
Amortization of unfavorable contracts	$ 67	$ 0	$ 24
Amortization of favorable contracts	(2)	(12)	(23)
Revenues related party	2	15	0
External management fees with third parties	45	0
Total	$ 112	$ 3	$ 1